Taxation - Current and deferred portion of income tax (benefit)/expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current and deferred portion of income tax (benefit)/expense
Current income tax expense		¥ 42,610	¥ 18,516	¥ 167
Deferred income tax benefit		(36,901)
Income tax expense	$ 831	¥ 5,709	¥ 18,516	¥ 167